Breakdown of total exposure and allowance for credit losses by stages to Russia (Tables)	6 Months Ended
Jun. 30, 2023
Exposure to Russia [Abstract]
Breakdown of total exposure and allowance for credit losses by stages [text block table]	Breakdown of total exposure and allowance for credit losses by stages Jun 30, 2023 Dec 31, 2022 in € m. Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Total Exposure Allowance for Credit Losses1 Total collateral and guarantees Stage 1 105 0 59 209 0 59 Stage 2 1,032 6 435 1,182 10 375 Stage 3 277 46 106 336 68 152 Total 1,414 53 599 1,726 79 586 1 Allowance for credit losses do not include allowance for country risk amounting to € 3 million as of June 30, 2023 and € 11 million as of December 31, 2022